Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2017
Registrant Name	DREYFUS STATE MUNICIPAL BOND FUNDS
Central Index Key	0000806176
Amendment Flag	false
Document Creation Date	Aug. 31, 2017
Document Effective Date	Aug. 31, 2017
Prospectus Date	Sep. 01, 2017
Class T Prospectus | Dreyfus Pennsylvania Fund | Class T
Prospectus:
Trading Symbol	DPATX